Financial risk management - Disclosure of Maximum Credit Risk Exposure (Details) - Credit risk - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	SFr 188,315	SFr 250,344
Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	67,309	87,946
Trade receivables
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	295	521
Accrued income
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,131	679
Short-term time deposits
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	SFr 119,580	SFr 161,198